9. Income tax (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Income Tax Details 2
Income before income tax from continuing operations	$ 4,060,854		$ 2,048,501	$ 1,835,590
Income before income tax from discontinued operations	749,198		673,807	202,860
Income before income tax	4,810,052		2,722,308	2,038,450
At statutory income tax rate of 35%	(1,683,518)		(952,808)	(713,458)
Share of the profit of associates	101,409		12,767	15,187
Adjustment related to current income tax for the prior year	32,561		938	2,845
Effect related to statutory income tax rate change	220,956	[1]	0	0
Others	12,539		(14,369)	(1,026)
Total	(1,316,053)		(953,472)	(696,452)
Income tax attributable to continuing operations	(1,051,896)		(717,639)	(625,451)
Income tax attributable to discontinuing operations	(264,157)		(235,833)	(71,001)
Income tax	$ (1,316,053)		$ (953,472)	$ (696,452)

[1]	Effect of applying the changes in the enacted tax rate established by Law 27,430 as described in note 23.a) to the deferred assets and liabilities, according to its expected term of realization and settlement, respectively.